Financial Instruments - Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	¥ 12,821,094	¥ 13,792,773	[1]
Liabilities	8,093,608	8,606,782	[1]
Fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	256,047	188,520
Liabilities	103,310	84,096
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	13,673	7,120
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	38,916	1,625
Fair value | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	41,664	67,294
Fair value | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	9,057	8,057
Fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	25,509	4,590
Fair value | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	120	3,725
Fair value | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	9,418	9,865
Fair value | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,029	1,608
Fair value | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	92,516
Fair value | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	127,455	168,732
Fair value | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	79,218	119,907
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 1 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	79,218	119,907
Fair value | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	25,629	8,315
Liabilities	52,589	8,745
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	13,673	7,120
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	38,916	1,625
Fair value | Level 2 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	25,509	4,590
Fair value | Level 2 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	120	3,725
Fair value | Level 2 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Fair value | Level 2 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	151,200	60,298
Liabilities	50,721	75,351
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Contingent considerations arising from business combinations
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	41,664	67,294
Fair value | Level 3 | Other
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	9,057	8,057
Fair value | Level 3 | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Derivatives | Cash flow hedges
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investment in convertible notes
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	9,418	9,865
Fair value | Level 3 | Investment in debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,029	1,608
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	92,516
Fair value | Level 3 | Equity instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	¥ 48,237	¥ 48,825

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.